As Filed with the Securities and Exchange Commission on April 19, 2021

REGISTRATION NOS. 333-160722 and 811-04001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 13

And/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 291

(Check Appropriate Box or Boxes)

METROPOLITAN LIFE SEPARATE ACCOUNT E

(Exact Name of Registrant)

METROPOLITAN LIFE INSURANCE COMPANY

(Name of Depositor)

200 Park Avenue, New York, New York 10166

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (212) 578-9500

Name and Address of Agent for Service:

Steven Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

COPY TO:

W. Thomas Conner

Vedder Price P.C.

1401 I Street NW, Suite 1100

Washington, D.C. 20005

Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable. It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 12 (“Amendment No. 12”) to Registration Statement File No. 333-160722 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 22, 2021. Parts A, B and C were filed in Amendment No. 12 and are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York, the on the 19th day of April, 2021.

METROPOLITAN LIFE SEPARATE ACCOUNT E (Registrant)

BY: METROPOLITAN LIFE INSURANCE COMPANY (Depositor)

BY:	/S/ Howard Kurpit
Howard Kurpit Senior Vice President

BY: METROPOLITAN LIFE INSURANCE COMPANY (Depositor)

BY:	/S/ Howard Kurpit
Howard Kurpit Senior Vice President

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2021.

Signature	Title
* R. Glenn Hubbard	Chairman of the Board and Director

* Michel A. Khalaf	President and Chief Executive Officer and Director

* John D. McCallion	Executive Vice President and Chief Financial Officer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W. Grise	Director

* Carlos M. Gutierrez	Director

* Gerald L. Hassell	Director

* David L. Herzog	Director

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A. Weinberger	Director
* By:
/S/ ROBIN WAGNER

Robin Wagner Attorney-In-Fact April 19, 2021

*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

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